Credit Risk - Disclosure of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Collateral cash	£ (8,131)	£ (11,634)
Netting	(535)	(1,017)
Exposure	312,830	319,319
Credit risk
Disclosure of credit risk exposure [line items]
Collateral cash	(100)	(100)
Collateral non-cash	(220,000)	(214,900)
Netting	0	(400)
Exposure	96,700	106,800
Financial assets at fair value through profit loss | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,800	2,400
Collateral cash	0	0
Collateral non-cash	(1,700)	(700)
Netting	(500)	(600)
Exposure	600	1,100
Derivative financial assets | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,400	1,700
Collateral cash	0	0
Collateral non-cash	(1,700)	(700)
Netting	(500)	(600)
Exposure	200	400
Other financial assets at FVTPL | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	400	700
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Exposure	£ 400	£ 700